Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares
Summary of Significant Accounting Policies (Details) [Line Items]
Convenience rate per share | (per share)	¥ 6.6981							$ 1
Accounts considered overdue term	180 days							180 days
Net income before tax				¥ 235,000	$ 35,000	¥ 190,000	$ 28,300
Earn-out shares issued (in Shares) | shares	3,540,960			3,000,000		3,000,000	3,000,000	3,540,960
Earn-out liability from bee live acquisition, description	In connection with the acquisition of BeeLive in August 2020, the previous shareholders of BeeLive may be entitled to receive earnout shares as follows: (i) if the BeeLive Company’s total annual revenue is no less than RMB 336,600 in Year 2020,the previous shareholder will be entitled to received additional 540,960 Class A ordinary shares (“Beelive Earn-out Target 2020”); (ii) if the BeeLive Companies’ total annual revenue is no less than RMB 460,600 in Year 2021, the previous shareholder will be entitled to received additional 540,960 Class A ordinary shares; and (iii) if the BeeLive Companies’ total annual revenue is no less than RMB 580,900 in Year 2022, the previous shareholder will be entitled to received additional 540,960 Class A ordinary shares. If the total annual revenue of BeeLive Company in a particular performance year does not reach the target revenue as specified above, but is equal to or more than 80% of the target revenue, the previous shareholder will be entitled to a reduced number of the earn-out shares.	In connection with the acquisition of BeeLive in August 2020, the previous shareholders of BeeLive may be entitled to receive earnout shares as follows: (i) if the BeeLive Company’s total annual revenue is no less than RMB 336,600 in Year 2020,the previous shareholder will be entitled to received additional 540,960 Class A ordinary shares (“Beelive Earn-out Target 2020”); (ii) if the BeeLive Companies’ total annual revenue is no less than RMB 460,600 in Year 2021, the previous shareholder will be entitled to received additional 540,960 Class A ordinary shares; and (iii) if the BeeLive Companies’ total annual revenue is no less than RMB 580,900 in Year 2022, the previous shareholder will be entitled to received additional 540,960 Class A ordinary shares. If the total annual revenue of BeeLive Company in a particular performance year does not reach the target revenue as specified above, but is equal to or more than 80% of the target revenue, the previous shareholder will be entitled to a reduced number of the earn-out shares.
Earn-out liability from Weiliantong acquisition, description	In connection with the acquisition of Weiliantong (Note 4), the previous shareholders of Weiliantong may be entitled to receive earnout shares as follows: (i) if the Weiliantong Company’s total annual revenue is no less than RMB280,000 in 2022,the previous shareholder will be entitled to received additional 10% of consideration( Class A ordinary shares) (“Weiliantong Earn-out Target 2022”); (ii) if Weiliantong total annual revenue is no less than RMB 360,000 in Year 2023, the previous shareholder will be entitled to received additional 10% of consideration (Class A ordinary shares); If the total annual revenue of Weiliantong Company in a particular performance year does not reach the target revenue as specified above, but is equal to or more than 80% of the target revenue, the previous shareholder will be entitled to a reduced number of the earn-out shares.	In connection with the acquisition of Weiliantong (Note 4), the previous shareholders of Weiliantong may be entitled to receive earnout shares as follows: (i) if the Weiliantong Company’s total annual revenue is no less than RMB280,000 in 2022,the previous shareholder will be entitled to received additional 10% of consideration( Class A ordinary shares) (“Weiliantong Earn-out Target 2022”); (ii) if Weiliantong total annual revenue is no less than RMB 360,000 in Year 2023, the previous shareholder will be entitled to received additional 10% of consideration (Class A ordinary shares); If the total annual revenue of Weiliantong Company in a particular performance year does not reach the target revenue as specified above, but is equal to or more than 80% of the target revenue, the previous shareholder will be entitled to a reduced number of the earn-out shares.
Earn-out liabilities	¥ 19,700			¥ 10,600
Current portion of earn-out liability	12,900			10,600
Non-current portion of earn-out liability	¥ 6,800
Related portion of earn-out liability				¥ 128,119
Technical development and advisory rate percentage	1.00%	1.00%	1.00%
Advertising and market promotion expenses	¥ 1,061	$ 158	¥ 2,602
Amount of employee benefits	¥ 9,272		¥ 6,515					$ 1,384
VAT rates range	13.00%							13.00%
General reserve fund rate	10.00%	10.00%
Reserve fund reached percentage	50.00%	50.00%
Statutory surplus fund percentage	10.00%	10.00%
Surplus fund reached percentage	50.00%	50.00%
SPAC and Beelive [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Earn-out shares issued (in Shares) | shares				3,540,960